UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2009

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2009				(Unaudited)

GROWTH PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	0.16%
Starwood Hotels & Resorts Worldwide, Inc.			1,775		$ 22,543

HOUSEHOLD DURABLES --	0.76%
Newell Rubbermaid Inc.			3,000		19,140
Stanley Works (The)			3,000		87,360
					106,500
INTERNET & CATALOG RETAIL --	1.98%
Amazon.com, Inc. *			1,600		117,504
NetFlix Inc. *			2,300		98,716
Priceline.com Inc. *			800		63,024
					279,244
MEDIA --	1.07%
New Oriental Education & Technology Group, Inc. *			1,200		60,300
Walt Disney Co. (The)			5,000		90,800
					151,100
MULTILINE RETAIL --	0.84%
J.C. Penney Co., Inc.			2,500		50,175
Target Corp.			2,000		68,780
					118,955
SPECIALTY RETAIL --	3.50%
Bed Bath & Beyond Inc. *			2,000		49,500
Best Buy Co., Inc.			5,002		189,876
Home Depot, Inc. (The)			3,670		86,465
Limited Brands, Inc.			3,500		30,450
Lowe's Companies, Inc.			3,116		56,867
O'Reilly Automotive, Inc. *			2,300		80,523
					493,681

		TOTAL CONSUMER DISCRETIONARY --	8.31%		1,172,023
CONSUMER STAPLES --
BEVERAGES --	3.64%
Coca-Cola Co. (The)			4,782		210,169
Hansen Natural Corp. *			2,000		72,000
PepsiCo, Inc.			4,500		231,660
					513,829
FOOD PRODUCTS --	0.56%
American Italian Pasta Co. *			2,300		80,063

FOOD & STAPLES RETAILING --	1.67%
CVS Caremark Corp.			3,950		108,586
SUPERVALU, INC.			1,600		22,848
Wal-Mart Stores, Inc.			2,000		104,200
					235,634
HOUSEHOLD PRODUCTS --	1.67%
Procter & Gamble Co. (The)			5,000		235,450

TOBACCO --	0.45%
Philip Morris International Inc.			1,775		63,155

		TOTAL CONSUMER STAPLES --	7.99%		1,128,131

ENERGY --
ENERGY EQUIPMENT & SERVICES --	2.62%
Baker Hughes Inc.			2,700		77,085
First Solar, Inc. *			300		39,810
Oceaneering International, Inc. *			1,450		53,462
Schlumberger Ltd.			2,200		89,364
Transocean Ltd. *			1,179		69,372
Weatherford International Ltd. *			3,700		40,959
					370,052
OIL, GAS & CONSUMABLE FUELS --	8.10%
Anadarko Petroleum Corp.			1,000		38,890
BP PLC ADR			2,400		96,240
Chevron Corp.			2,275		152,971
Exxon Mobil Corp.			8,750		595,875
Noble Corp.			3,800		91,542
Royal Dutch Shell PLC ADR, Class A			3,780		167,454
					1,142,972

		TOTAL ENERGY --	10.72%		1,513,024

EXCHANGE TRADED FUNDS --	4.40%
PowerShares QQQ Trust Series 1			10,000		303,200
SPDR Trust Series 1			4,000		317,760
					620,960

		TOTAL EXCHANGE TRADED FUNDS --	4.40%		620,960
FINANCIALS --
COMMERCIAL BANKS --	2.47%
Bank of America Corp.			3,601		24,559
PNC Financial Services Group, Inc.			5,000		146,450
U.S. Bancorp			6,000		87,660
Wells Fargo & Co.			6,283		89,470
					348,139
DIVERSIFIED FINANCIAL SERVICES --	3.62%
American Express Co.			1,000		13,630
Blackstone Group L.P. (The)			3,000		21,750
Charles Schwab Corp. (The)			4,900		75,950
Citigroup Inc.			7,075		17,900
Discover Financial Services			1,500		9,465
Goldman Sachs Group, Inc. (The)			778		82,484
Greenhill & Co., Inc.			1,000		73,850
JP Morgan Chase & Co.			2,573		68,390
Morgan Stanley			4,000		91,080
Principal Financial Group, Inc.			1,725		14,110
State Street Corp.			1,400		43,092
					511,701
INSURANCE --	1.28%
Aspen Insurance Holdings Ltd.			2,000		44,920
Brown & Brown, Inc.			2,000		37,820
Hartford Financial Services Group, Inc. (The)			1,300		10,205
Prudential Financial, Inc.			2,000		38,040
RenaissanceRe Holdings Ltd.			1,000		49,440
					180,425
REAL ESTATE INVESTMENT TRUSTS --	0.22%
Redwood Trust, Inc.			2,000		30,700

		TOTAL FINANCIALS --	7.59%		1,070,965
HEALTH CARE --
BIOTECHNOLOGY --	6.37%
Amgen Inc. *			1,250		61,900
Celgene Corp. *			2,500		111,000
Cephalon, Inc. *			1,400		95,340
Facet Biotech Corp. *			540		5,130
Genzyme Corp. *			2,850		169,261
Gilead Sciences, Inc. *			4,000		185,280
Given Imaging Ltd. *			8,000		56,480
Illumina, Inc. *			1,600		59,584
Myriad Genetics, Inc. *			3,000		136,410
PDL BioPharma Inc. *			2,700		19,116
					899,501
HEALTH CARE PROVIDERS & SERVICES --	0.73%
DaVita, Inc. *			850		37,358
STMicroelectronics NV			5,600		27,776
UnitedHealth Group Inc.			1,800		37,674
					102,808
HEALTH EQUIPMENT & SUPPLIES --	1.62%
CardioNet, Inc. *			600		16,836
Covidien Ltd.			775		25,761
Emergency Medical Services Corp. *			1,300		40,807
Hologic, Inc. *			3,400		44,506
Masimo Corp. *			2,000		57,960
Varian Medical Systems, Inc. *			1,400		42,616
					228,486

PHARMACEUTICALS --	5.92%
Abbott Laboratories			2,200		104,940
Alexion Pharmaceuticals, Inc. *			2,200		82,852
Eli Lilly & Co.			6,800		227,188
Endo Pharmaceuticals Holdings Inc. *			3,600		63,648
Merck & Co. Inc.			6,003		160,580
Optimer Pharmaceuticals, Inc. *			4,100		54,079
Vertex Pharmaceuticals Inc. *			2,000		57,460
Wyeth			1,950		83,928
					834,675

		TOTAL HEALTH CARE --	14.64%		2,065,470

INDUSTRIALS --
AEROSPACE & DEFENSE --	3.68%
Boeing Co. (The)			2,637		93,824
Goodrich Corp.			3,481		131,895
Honeywell International Inc.			2,128		59,286
Northrop Grumman Corp.			800		34,912
Rockwell Collins, Inc.			3,500		114,240
United Technologies Corp.			2,000		85,960
					520,117
AIR FREIGHT & LOGISTICS --	1.19%
FedEx Corp.			800		35,592
United Parcel Service, Inc. (Class B)			2,700		132,894
					168,486
COMMERCIAL SERVICES & SUPPLIES --	0.37%
ChinaEdu Corp. *			4,000		18,720
HMS Holdings Corp.*			1,000		32,900
					51,620
CONSTRUCTION & ENGINEERING --	0.18%
Cemex SAB de CV ADR *			4,000		25,000

ELECTRICAL EQUIPMENT --	0.06%
Tyco Electronics Ltd.			775		8,556

INDUSTRIAL CONGLOMERATES --	1.76%
3M Co.			1,300		64,636
General Electric Co.			16,625		168,079
Tyco International Ltd.			775		15,159
					247,874
MACHINERY --	1.12%
Barnes Group Inc.			1,800		19,242
Caterpillar Inc.			1,100		30,756
Danaher Corp.			2,000		108,440
					158,438

		TOTAL INDUSTRIALS --	8.36%		1,180,091
INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	4.41%
Alvarion Ltd. *			8,000		26,480
Arris Group Inc. *			4,250		31,323
Cisco Systems, Inc. *			12,900		216,333
Harris Corp.			2,400		69,456
Motorola, Inc.			9,337		39,495
Neutral Tandem Inc. *			2,800		68,908
Nokia Oyj ADR			5,557		64,850
Nortel Networks Corp. *			236		53
QUALCOMM Inc.			2,500		97,275
Starent Networks Corp. *			500		7,905
					622,078
COMPUTERS & PERIPHERALS --	5.54%
Apple Inc. *			1,350		141,912
Cree, Inc. *			3,300		77,649
EMC Corp. *			4,626		52,736
Hewlett-Packard Co.			5,787		185,531
International Business Machines Corp.			2,150		208,314
Palm, Inc. *			2,800		24,136
Riverbed Technology, Inc. *			4,100		53,628
SanDisk Corp. *			3,000		37,950
					781,856
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.93%
Agilent Technologies, Inc. *			1,265		19,443
NVE Corp. *			2,200		63,382
Thermo Fisher Scientific, Inc. *			1,375		49,046
					131,871
INTERNET SOFTWARE & SERVICES --	1.38%
Akamai Technologies, Inc. *			3,950		76,630
Baidu, Inc. *			200		35,320
Research in Motion Ltd. *			950		40,917
Sohu.com Inc. *			1,000		41,310
					194,177

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	4.06%
Analog Devices, Inc.			2,154		41,508
Atheros Communications *			1,000		14,660
Broadcom Corp. *			1,500		29,970
Cavium Networks, Inc. *			3,500		40,390
EZChip Semiconductor Ltd. *			7,400		91,834
Intel Corp.			10,000		150,500
KLA-Tencor Corp.			1,743		34,860
Linear Technology Corp.			2,222		51,061
Marvell Technology Group Ltd. *			2,650		24,274
Maxim Integrated Products, Inc.			1,743		23,025
Netlogic Microsystems Inc. *			2,600		71,448
					573,530
SOFTWARE --	5.08%
Amdocs Ltd. *			1,375		25,465
ArcSight, Inc. *			1,000		12,770
Electronic Arts Inc. *			1,700		30,923
Intuit Inc. *			3,490		94,230
Longtop Financial Technologies Ltd. *			1,000		21,230
MercadoLibre Inc. *			1,000		18,550
Microsoft Corp.			8,375		153,849
Oracle Corp. *			9,789		176,887
Pegasystems, Inc.			2,500		46,425
Quality Systems, Inc.			1,200		54,300
TeleCommunication Systems, Inc. *			9,000		82,530
					717,159

		TOTAL INFORMATION TECHNOLOGY --	21.40%		3,020,671
MATERIALS --
CHEMICALS --	1.91%
Monsanto Co.			775		64,402
PPG Industries, Inc.			3,622		133,652
Terra Nitrogen Co., L.P.			500		71,500
Tronox Inc. * (Class B)			437		13
					269,567
CONTAINERS & PACKAGING --	0.23%
Sealed Air Corp.			2,325		32,085

METALS & MINING --	0.64%
Agnico-Eagle Mines Ltd.			800		45,536
Freeport-McMoRan Copper & Gold, Inc.			1,200		45,732
					91,268

		TOTAL MATERIALS --	2.78%		392,920
TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	2.07%
AT&T Inc.			5,500		138,600
FairPoint Communications, Inc.			95		74
Verizon Communications Inc.			5,056		152,691
					291,365
WIRELESS TELECOMMUNICATION SERVICES --	0.40%
American Tower Corporation (Class A) *			1,050		31,952
Rogers Communications, Inc. (Class B)			1,100		25,113
					57,065

		TOTAL TELECOMMUNICATION SERVICES --	2.47%		348,430
UTILITIES --
ELECTRIC UTILITIES --	1.89%
Allegheny Energy, Inc.			1,400		32,438
Ameren Corp.			1,778		41,232
Dominion Resources, Inc. / VA			1,500		46,485
Exelon Corp.			1,250		56,737
FPL Group, Inc.			950		48,194
Wisconsin Energy Corp.			1,000		41,170
					266,256
GAS UTILITIES --	1.03%
El Paso Corp.			9,481		59,256
Praxair, Inc.			600		40,374
Sempra Energy			1,000		46,240
					145,870

		TOTAL UTILITIES --	2.92%		412,126

		TOTAL COMMON STOCK --	91.58%
			(Cost $17,669,402)		12,924,811

		TOTAL INVESTMENTS --	91.58%
			(Cost $17,669,402)		12,924,811

		CASH AND OTHER ASSETS, LESS LIABILITIES --	8.42%		1,188,638

		NET ASSETS --	100.00%		$ 14,113,449

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2009				(Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	1.63%
McDonald's Corp.			2,800		$ 152,796
Starwood Hotels & Resorts Worldwide, Inc.			4,500		57,150
					209,946
HOUSEHOLD DURABLES --	1.44%
Newell Rubbermaid Inc.			5,000		31,900
Stanley Works (The)			3,531		102,823
Tupperware Brands Corp.			3,000		50,970
					185,693
LEISURE EQUIPMENT & PRODUCTS --	0.08%
Eastman Kodak Company			2,700		10,260

MEDIA --	0.37%
CBS Corp. (Class B)			3,800		14,592
Walt Disney Co. (The)			1,875		34,050
					48,642
MULTILINE RETAIL --	1.23%
J.C. Penney Co., Inc.			4,300		86,301
Target Corp.			2,100		72,219
					158,520
SPECIALTY RETAIL --	1.02%
Limited Brands, Inc.			7,057		61,396
TJX Companies, Inc. (The)			2,725		69,869
TravelCenters of America LLC *			250		457
					131,722

		TOTAL CONSUMER DISCRETIONARY --	5.77%		744,783

CONSUMER STAPLES --
BEVERAGES --	2.52%
Coca-Cola Co. (The)			3,900		171,405
PepsiCo, Inc.			3,000		154,440
					325,845
FOOD PRODUCTS --	3.53%
ConAgra Foods, Inc.			8,000		134,960
H.J. Heinz Co.			3,641		120,371
Kraft Foods Inc. (Class A)			692		15,425
McCormick & Co., Inc. (a)			3,420		101,129
Sensient Technologies Corp.			3,533		83,026
					454,911
FOOD & STAPLES RETAILING --	2.24%
SUPERVALU, INC.			3,800		54,264
Wal-Mart Stores, Inc.			4,500		234,450
					288,714
HOUSEHOLD PRODUCTS --	3.00%
Kimberly-Clark Corp.			2,537		116,981
Procter & Gamble Co. (The)			5,726		269,637
					386,618
PERSONAL PRODUCTS --	1.76%
Alberto-Culver Co.			2,200		49,742
Avon Products, Inc.			3,725		71,632
Colgate-Palmolive Co.			1,800		106,164
					227,538
TOBACCO --	0.57%
Philip Morris International Inc.			2,075		73,828

		TOTAL CONSUMER STAPLES --	13.62%		1,757,454
ENERGY --
ENERGY EQUIPMENT & SERVICES --	1.80%
Boardwalk Pipeline Partners, LP			3,800		85,120
Schlumberger Ltd.			2,300		93,426
Weatherford International Ltd. *			4,825		53,413
					231,959
OIL, GAS & CONSUMABLE FUELS --	13.45%
Anadarko Petroleum Corp.			3,000		116,670
BP PLC ADR			3,310		132,731
Chevron Corp.			6,400		430,336
Enterprise Products Partners L.P.			3,200		71,200
Exxon Mobil Corp.			9,000		612,900
Natural Resource Partners L.P.			4,000		89,320
Plains All American Pipeline, L.P.			2,000		73,520
Royal Dutch Shell PLC ADR, Class A			3,419		151,462
Spectra Energy Corp.			4,050		57,267
					1,735,406

		TOTAL ENERGY --	15.25%		1,967,365

FINANCIALS --
COMMERCIAL BANKS --	4.22%
Bank of America Corp.			9,928		67,709
Comerica Inc.			4,000		73,240
Fifth Third Bancorp			5,800		16,936
KeyCorp			3,311		26,057
PNC Financial Services Group, Inc.			3,254		95,310
Regions Financial Corp.			3,433		14,625
TrustCo Bank Corp. NY			1,200		7,224
U.S. Bancorp			9,800		143,178
Wells Fargo & Co.			7,000		99,680
					543,959
DIVERSIFIED FINANCIAL SERVICES --	4.55%
Allied Capital Corp.			4,085		6,495
Charles Schwab Corp. (The)			6,425		99,587
Citigroup Inc.			12,000		30,360
JP Morgan Chase & Co.			6,500		172,770
Morgan Stanley			3,300		75,141
New York Community Bancorp, Inc.			5,000		55,850
Principal Financial Group, Inc.			4,154		33,980
State Street Corp.			1,500		46,170
Weingarten Realty Investors			7,000		66,640
					586,993
INSURANCE --	3.92%
Allstate Corp. (The)			2,427		46,477
Aspen Insurance Holdings Ltd.			4,500		101,070
Hartford Financial Services Group, Inc. (The)			1,475		11,579
Prudential Financial, Inc.			2,950		56,109
RenaissanceRe Holdings Ltd.			2,275		112,476
Travelers Companies, Inc. (The)			4,393		178,531
					506,242
REAL ESTATE INVESTMENT TRUSTS --	3.30%
AvalonBay Communities Inc.			825		38,825
Boston Properties, Inc.			900		31,527
BRE Properties, Inc.			1,750		34,352
Duke Realty Corp.			2,650		14,575
HCP, Inc.			2,000		35,700
Health Care REIT, Inc.			1,200		36,708
Hospitality Properties Trust			2,500		30,000
Liberty Property Trust			2,400		45,456
Mack-Cali Realty Corp.			4,000		79,240
National Retail Properties Inc.			2,200		34,848
ProLogis			1,500		9,750
Simon Property Group, Inc.			1,024		35,460
					426,441

		TOTAL FINANCIALS --	15.99%		2,063,635

HEALTH CARE --
BIOTECHNOLOGY --	0.94%
Genzyme Corp. *			950		56,421
Gilead Sciences, Inc. *			1,400		64,848
					121,269
HEALTH CARE PROVIDERS & SERVICES --	0.35%
DaVita, Inc. *			1,025		45,049

HEALTH EQUIPMENT & SUPPLIES --	0.25%
Covidien Ltd.			975		32,409

PHARMACEUTICALS --	9.31%
Abbott Laboratories			4,000		190,800
Eli Lilly & Co.			4,150		138,651
Johnson & Johnson			5,000		263,000
Merck & Co. Inc.			5,500		147,125
Pfizer Inc.			19,500		265,590
Wyeth			4,575		196,908
					1,202,074

		TOTAL HEALTH CARE --	10.85%		1,400,801

INDUSTRIALS --
AEROSPACE & DEFENSE --	1.80%
Boeing Co. (The)			1,600		56,928
Northrop Grumman Corp.			975		42,549
United Technologies Corp.			3,100		133,238
					232,715
AIR FREIGHT & LOGISTICS --	0.72%
United Parcel Service, Inc. (Class B)			1,900		93,518

COMMERCIAL SERVICES & SUPPLIES --	0.46%
Deluxe Corp.			2,000		19,260
Sovran Self Storage, Inc.			2,000		40,160
					59,420
ELECTRICAL EQUIPMENT --	0.08%
Tyco Electronics Ltd.			975		10,764

INDUSTRIAL CONGLOMERATES --	2.43%
3M Co.			1,986		98,744
General Electric Co.			19,300		195,123
Tyco International Ltd.			975		19,071
					312,938
MACHINERY --	0.22%
Barnes Group Inc.			2,600		27,794

MARINE --	0.40%
Seaspan Corp.			6,300		51,786

ROAD & RAIL --	0.40%
Burlington Northern Santa Fe Corp.			850		51,127

		TOTAL INDUSTRIALS --	6.51%		840,062

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	1.33%
Harris Corp.			2,700		78,138
Motorola, Inc.			6,000		25,380
Nokia Oyj ADR			1,700		19,839
QUALCOMM Inc.			1,225		47,665
					171,022

COMPUTERS & PERIPHERALS --	1.87%
Diebold, Inc.			2,025		43,234
International Business Machines Corp.			2,050		198,624
					241,858

INTERNET SOFTWARE & SERVICES --	0.04%
StarTek, Inc. *			1,500		4,650

OFFICE ELECTRONICS --	0.34%
Pitney Bowes Inc.			1,875		43,781

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.62%
Intel Corp.			10,100		152,005
Linear Technology Corp.			2,500		57,450
					209,455
SOFTWARE --	1.51%
Microsoft Corp.			10,600		194,722

		TOTAL INFORMATION TECHNOLOGY --	6.71%		865,488

MATERIALS --
CHEMICALS --	0.71%
E. I. du Pont de Nemours and Co.			2,096		46,804
PPG Industries, Inc.			1,215		44,833
					91,637
METALS & MINING --	0.19%
Alcoa Inc.			3,420		25,103

PAPER & FOREST PRODUCTS --	0.54%
Potlatch Corp.			3,000		69,570

		TOTAL MATERIALS --	1.44%		186,310

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	7.03%
AT&T Inc.			12,093		304,744
FairPoint Communications, Inc.			15,188		11,847
Frontier Communications Corp.			31,000		222,580
Verizon Communications Inc.			9,969		301,064
Windstream Corp.			8,225		66,293
					906,528

WIRELESS TELECOMMUNICATION SERVICES --	0.23%
Rogers Communications, Inc. (Class B)			1,325		30,250

		TOTAL TELECOMMUNICATION SERVICES --	7.26%		936,778

UTILITIES --
ELECTRIC UTILITIES --	7.71%
Allegheny Energy, Inc.			1,715		39,736
Ameren Corp.			3,088		71,611
Consolidated Edison, Inc.			3,300		130,713
DTE Energy Co.			5,200		144,040
Duke Energy Corp.			7,500		107,400
FPL Group, Inc.			1,100		55,803
Integrys Energy Group, Inc.			4,900		127,596
Pinnacle West Capital Corp.			4,000		106,240
PPL Corp.			1,000		28,710
Progress Energy, Inc.			3,000		108,780
Southern Co.			2,400		73,488
					994,117
GAS UTILITIES --	1.82%
Nicor Inc.			2,000		66,460
NiSource Inc.			9,000		88,200
Praxair, Inc.			700		47,103
Sempra Energy			725		33,524
					235,287

		TOTAL UTILITIES --	9.53%		1,229,404

		TOTAL COMMON STOCK --	92.93%
			(Cost $18,826,124)		11,992,080

		TOTAL INVESTMENTS --	92.93%
			(Cost $18,826,124)		11,992,080

		CASH AND OTHER ASSETS, LESS LIABILITIES --	7.07%		911,837

		NET ASSETS --	100.00%		$ 12,903,917

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments

(a) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2009				(Unaudited)

BALANCED PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
AUTOMOBILES --	0.20%
PACCAR Inc.			1,125		$ 28,980

HOTELS, RESTAURANTS & LEISURE --	0.91%
Host Hotels & Resorts Inc.			1,164		4,563
McDonald's Corp.			1,800		98,226
Starwood Hotels & Resorts Worldwide, Inc.			1,902		24,155
Wyndham Worldwide Corp.			645		2,709
					129,653
HOUSEHOLD DURABLES --	0.56%
Newell Rubbermaid Inc.			2,700		17,226
Stanley Works (The)			2,150		62,608
					79,834
LEISURE EQUIPMENT & PRODUCTS --	0.04%
Eastman Kodak Company			1,450		5,510

MEDIA --	0.65%
CBS Corp. (Class B)			1,266		4,861
Viacom Inc. (Class B) *			1,250		21,725
Walt Disney Co. (The)			3,650		66,284
					92,870
MULTILINE RETAIL --	0.97%
J.C. Penney Co., Inc.			2,675		53,687
Target Corp.			2,450		84,256
					137,943
SPECIALTY RETAIL --	1.64%
Best Buy Co., Inc.			1,925		73,073
Limited Brands, Inc.			4,900		42,630
Lowe's Companies, Inc.			3,750		68,437
TJX Companies, Inc. (The)			1,875		48,075
					232,215

		TOTAL CONSUMER DISCRETIONARY --	4.97%		707,005
CONSUMER STAPLES --
BEVERAGES --	1.54%
Coca-Cola Co. (The)			2,732		120,071
International Flavors & Fragrances Inc.			570		17,362
PepsiCo, Inc.			1,600		82,368
					219,801
FOOD PRODUCTS --	1.28%
H.J. Heinz Co.			1,307		43,209
McCormick & Co., Inc. (b)			2,615		77,326
Sensient Technologies Corp.			2,600		61,100
					181,635
FOOD & STAPLES RETAILING --	1.92%
CVS Caremark Corp.			2,750		75,598
SUPERVALU, INC.			2,200		31,416
Wal-Mart Stores, Inc.			3,175		165,418
					272,432
HOUSEHOLD PRODUCTS --	1.49%
Kimberly-Clark Corp.			1,187		54,733
Procter & Gamble Co. (The)			3,325		156,574
					211,307
PERSONAL PRODUCTS --	0.82%
Alberto-Culver Co.			1,125		25,436
Avon Products, Inc.			1,900		36,537
Colgate-Palmolive Co.			925		54,557
					116,530
TOBACCO --	0.31%
Philip Morris International Inc.			1,225		43,585

		TOTAL CONSUMER STAPLES --	7.36%		1,045,290
ENERGY --
ENERGY EQUIPMENT & SERVICES --	1.15%
Oceaneering International, Inc. *			1,025		37,792
Schlumberger Ltd.			1,463		59,427
Transocean Ltd. *			575		33,833
Weatherford International Ltd. *			2,974		32,922

					163,974
OIL, GAS & CONSUMABLE FUELS --	5.38%
Anadarko Petroleum Corp.			1,664		64,713
BP PLC ADR			2,410		96,641
Chevron Corp.			2,957		198,829
Exxon Mobil Corp.			5,938		404,378
					764,561

		TOTAL ENERGY --	6.53%		928,535
FINANCIALS --
COMMERCIAL BANKS --	1.65%
Bank of America Corp.			5,900		40,238
PNC Financial Services Group, Inc.			2,850		83,477
U.S. Bancorp			3,800		55,518
Wells Fargo & Co.			3,916		55,764
					234,997
DIVERSIFIED FINANCIAL SERVICES --	2.54%
Allied Capital Corp.			1,775		2,822
Charles Schwab Corp. (The)			3,575		55,413
Citigroup Inc.			6,533		16,528
Discover Financial Services			1,900		11,989
Goldman Sachs Group, Inc. (The)			475		50,359
JP Morgan Chase & Co.			4,201		111,663
Morgan Stanley			2,732		62,208
Principal Financial Group, Inc.			2,250		18,405
State Street Corp.			1,000		30,780
					360,167
INSURANCE --	1.87%
Allstate Corp. (The)			951		18,212
Aspen Insurance Holdings Ltd.			2,425		54,465
Hartford Financial Services Group, Inc. (The)			900		7,065
Prudential Financial, Inc.			2,137		40,646
RenaissanceRe Holdings Ltd.			1,050		51,912
Travelers Companies, Inc. (The)			2,301		93,513
					265,813

		TOTAL FINANCIALS --	6.06%		860,977
HEALTH CARE --
BIOTECHNOLOGY --	0.64%
Amgen Inc. *			600		29,712
Genzyme Corp. *			400		23,756
Gilead Sciences, Inc. *			800		37,056
					90,524
HEALTH CARE PROVIDERS & SERVICES --	0.78%
DaVita, Inc. *			575		25,271
Patterson Companies Inc. *			1,400		26,404
UnitedHealth Group Inc.			1,200		25,116
Wellpoint Inc.*			900		34,173
					110,964
HEALTH EQUIPMENT & SUPPLIES --	0.97%
Beckman Coulter, Inc.			1,070		54,581
Covidien Ltd.			575		19,113
Hologic, Inc. *			1,050		13,744
Varian Medical Systems, Inc. *			900		27,396
Zimmer Holdings, Inc. *			631		23,031
					137,865
PHARMACEUTICALS --	5.33%
Abbott Laboratories			2,500		119,250
Endo Pharmaceuticals Holdings Inc. *			900		15,912
Eli Lilly & Co.			2,425		81,019
Johnson & Johnson			4,000		210,400
Merck & Co. Inc.			3,150		84,263
Pfizer Inc.			10,804		147,150
Wyeth			2,300		98,992
					756,986

		TOTAL HEALTH CARE --	7.72%		1,096,339
INDUSTRIALS --
AEROSPACE & DEFENSE --	1.62%
Boeing Co. (The)			1,350		48,033
General Dynamics Corp.			825		34,312
Goodrich Corp.			945		35,806
L-3 Communications Holdings, Inc.			400		27,120
Northrop Grumman Corp.			600		26,184
Rockwell Collins, Inc.			725		23,664
United Technologies Corp.			825		35,458
					230,577
AIR FREIGHT & LOGISTICS --	0.57%
FedEx Corp.			550		24,470
United Parcel Service, Inc. (Class B)			1,150		56,603
					81,073
COMMERCIAL SERVICES & SUPPLIES --	0.00%
Avis Budget Group, Inc. *			230		209

ELECTRICAL EQUIPMENT --	0.05%
Tyco Electronics Ltd.			575		6,348

INDUSTRIAL CONGLOMERATES --	1.29%
3M Co.			1,100		54,692
General Electric Co.			11,650		117,781
Tyco International Ltd.			575		11,247
					183,720

MACHINERY --	1.34%
Barnes Group Inc.			1,200		12,828
Caterpillar Inc.			500		13,980
Danaher Corp.			875		47,443
Dover Corp.			800		21,104
Eaton Corp.			500		18,430
Illinois Tool Works Inc.			1,125		34,706
Ingersoll-Rand Co. Ltd. (Class A)			1,200		16,560
Parker Hannifin Corp.			750		25,485
					190,536
MARINE --	0.08%
Seaspan Corp.			1,325		10,891

ROAD & RAIL --	0.25%
Burlington Northern Santa Fe Corp.			600		36,090

TRANSPORTATION INFRASTRUCTURE --	0.10%
Ryder System, Inc.			500		14,155

		TOTAL INDUSTRIALS --	5.30%		753,599
INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	2.26%
Arris Group Inc. *			3,900		28,743
Cisco Systems, Inc. *			6,700		112,359
Harris Corp.			1,450		41,963
Motorola, Inc.			3,900		16,497
Nokia Oyj ADR			3,087		36,025
QUALCOMM Inc.			2,200		85,602
					321,189
COMPUTERS & PERIPHERALS --	2.94%
Apple Inc. *			975		102,492
EMC Corp. *			5,000		57,000
Hewlett-Packard Co.			3,210		102,913
International Business Machines Corp.			1,600		155,024
					417,429
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.38%
Agilent Technologies, Inc. *			1,200		18,444
Thermo Fisher Scientific, Inc. *			1,000		35,670
					54,114
IT SERVICES --	0.13%
Global Payments Inc.			550		18,375

INTERNET SOFTWARE & SERVICES --	0.35%
Akamai Technologies, Inc. *			1,075		20,855
Research in Motion Ltd. *			675		29,072
					49,927
OFFICE ELECTRONICS --	0.17%
Pitney Bowes Inc.			1,025		23,934

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.05%
Intel Corp.			6,057		91,158
Linear Technology Corp.			1,100		25,278
Texas Instruments Inc.			2,000		33,020
					149,456
SOFTWARE --	2.31%
Amdocs Ltd. *			1,000		18,520
Electronic Arts Inc. *			714		12,988
Microsoft Corp.			11,282		207,250
Oracle Corp. *			4,988		90,133
					328,891

		TOTAL INFORMATION TECHNOLOGY --	9.59%		1,363,315
MATERIALS --
CHEMICALS --	0.60%
Monsanto Co.			575		47,783
E. I. du Pont de Nemours and Co.			1,000		22,330
PPG Industries, Inc.			413		15,240
					85,353
CONTAINERS & PACKAGING --	0.09%
Ball Corp.			300		13,020

METALS & MINING --	0.19%
Nucor Corp.			600		22,902
United States Steel Corp.			200		4,226
					27,128
PAPER & FOREST PRODUCTS --	0.05%
Louisiana-Pacific Corp.			650		1,449
MeadWestvaco Corp.			500		5,995
					7,444

		TOTAL MATERIALS --	0.93%		132,945
TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	2.12%
AT&T Inc.			6,675		168,210
FairPoint Communications, Inc.			60		47
Verizon Communications Inc.			3,200		96,640
Windstream Corp.			4,500		36,270
					301,167
WIRELESS TELECOMMUNICATION SERVICES --	0.57%
American Tower Corporation (Class A) *			725		22,062
Rogers Communications, Inc. (Class B)			750		17,122
Vodafone Group PLC ADR			2,392		41,669
					80,853

		TOTAL TELECOMMUNICATION SERVICES --	2.69%		382,020

UTILITIES --
ELECTRIC UTILITIES --	2.20%
Allegheny Energy, Inc.			1,050		24,329
Ameren Corp.			1,900		44,061
CenterPoint Energy, Inc.			2,000		20,860
Constellation Energy Group Inc.			2,000		41,320
Duke Energy Corp.			1,325		18,974
Exelon Corp.			900		40,851
FPL Group, Inc.			650		32,975
NRG Energy, Inc. *			750		13,200
PPL Corp.			625		17,944
Southern Co.			1,900		58,178
					312,692
GAS UTILITIES --
Praxair, Inc.	0.36%		450		30,280
Sempra Energy			450		20,808
					51,088

		TOTAL UTILITIES --	2.56%		363,780

		TOTAL COMMON STOCK --	53.71%
			(Cost $10,897,750)		7,633,805

			Face
			Amount
U S GOVERNMENT AGENCY SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	0.01%
Federal Home Loan Mortgage Corp., Pool # 360100, 9.00%, 04/01/20			$ 1,190		1,319

		TOTAL U S GOVERNMENT AGENCY SECURITIES --	0.01%
			(Cost $1,185)		1,319
CORPORATE BONDS

CONSUMER DISCRETIONARY --
AUTOMOBILES --	0.81%
Daimler Finance NA Hldg, 7.20%, 09/01/09 (a)			115,000		115,490

MULTILINE RETAIL --	1.83%
Target Corp., 5.125%, 01/15/13			250,000		260,400

		TOTAL CONSUMER DISCRETIONARY --	2.64%		375,890
CONSUMER STAPLES --
PERSONAL PRODUCTS --	2.16%
Avon Products, Inc., 7.15%, 11/15/09 (a)			300,000		306,244

		TOTAL CONSUMER STAPLES --	2.16%		306,244
ENERGY --
OIL, GAS & CONSUMABLE FUELS --	1.79%
ConocoPhillips, 4.40%, 05/15/13			250,000		254,416

		TOTAL ENERGY --	1.79%		254,416
FINANCIALS --
COMMERCIAL BANKS --	3.01%
Bank of America, 5.375%, 09/11/12			250,000		230,888
Washington Mutual, Inc., 4.20%, 01/15/10 (a)			250,000		197,500
					428,388

DIVERSIFIED FINANCIAL SERVICES --	7.00%
Ameriprise Financial, Inc., 5.65%, 11/15/15			250,000		209,312
General Electric Capital Co., 3.75%, 12/15/09 (a)			200,000		199,943
Goldman Sachs Group (The), 5.30%, 02/14/12			250,000		241,231
JP Morgan Chase & Co., 6.625%, 03/15/12			250,000		244,185
Weingarten Realty Investors, 7.35%, 07/20/09 (a)			100,000		99,547
					994,218

INSURANCE --	1.45%
Prudential Financial, 5.10%, 12/14/11			231,000		206,431

		TOTAL FINANCIALS --	11.46%		1,629,037
INDUSTRIALS --
ELECTRICAL EQUIPMENT --	3.66%
Emerson Electric Company, 5.25%, 10/15/18			500,000		519,369

MACHINERY --	5.03%
Eaton Corp., 5.60%, 05/15/18			500,000		471,336
Harsco Corp., 5.75%, 05/15/18			250,000		244,101
					715,437

TRANSPORTATION INFRASTRUCTURE --	0.92%
Hertz Corp., 7.40%, 03/01/11			200,000		131,000

		TOTAL INDUSTRIALS --	9.61%		1,365,806
UTILITIES --
MULTI-UTILITIES --	1.78%
National Rural Utilities Corp., 5.75%, 08/28/09 (a)			250,000		252,283

		TOTAL UTILITIES --	1.78%		252,283

		TOTAL CORPORATE BONDS --	29.44%		4,183,676
			(Cost $4,316,227)

		TOTAL BONDS AND NOTES --	29.45%
			(Cost $4,317,412)		4,184,995

COMMERCIAL PAPER

UTILITIES --
GAS UTILITIES --	5.05%
Michigan Consolidated Gas Co., 1.00%, 04/01/09			717,000		717,000

		TOTAL UTILITIES --	5.05%		717,000

		TOTAL COMMERCIAL PAPER --	5.05%
			(Cost $717,000)		717,000

		TOTAL INVESTMENTS --	88.21%
			(Cost $15,932,162)		12,535,800

		CASH AND OTHER ASSETS, LESS LIABILITIES --	11.79%		1,676,035

		NET ASSETS --	100.00%		$ 14,211,835

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2009				(Unaudited)

MONEY MARKET PORTFOLIO
			Interest/
		Maturity	Stated	Face
		Date	Rate(%)	Amount	Value
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	72.90%
Federal Farm Credit Bank		04/02/09	0.170	$ 5,154,000	$ 5,153,976
Federal Home Loan Bank		04/03/09	0.190	7,033,000	7,032,926
Federal Home Loan Bank		04/07/09	0.170	4,489,000	4,488,873
Federal Home Loan Bank		04/14/09	0.130	4,597,000	4,596,784
Federal Home Loan Bank		04/15/09	0.100	3,517,000	3,516,863
Federal Home Loan Bank		04/17/09	0.080	4,377,000	4,376,844
Federal Home Loan Bank		04/24/09	0.060	4,400,000	4,399,831
Federal Home Loan Bank		04/29/09	0.130	1,814,000	1,813,816
Federal Home Loan Bank		05/12/09	0.070	8,682,000	8,681,308
Federal Home Loan Corp.		04/22/09	0.160	4,516,000	4,515,579
Federal National Mortgage Association		04/21/09	0.120	11,781,000	11,780,214
Federal National Mortgage Association		04/30/09	0.150	1,398,000	1,397,831
TVA Discount Note		04/09/09	0.135	4,281,000	4,280,872
					66,035,717

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	72.90%
				(Cost $66,035,717)	66,035,717
COMMERCIAL PAPER

ENERGY --
OIL, GAS & CONSUMABLE FUELS --	1.80%
FPL Fuels, Inc.		5/15/2009	0.350	1,630,000	1,629,303

			TOTAL ENERGY --	1.80%	1,629,303
FINANCIALS --
DIVERSIFIED FINANCIALS SERVICES --	12.59%
American Honda Finance		05/15/09	0.500	4,405,000	4,402,063
Goldman Sachs Group, Inc. (The)		04/23/09	0.170	4,065,000	4,064,578
UBS Finance Delaware LLC		04/08/09	0.600	2,135,000	2,134,751
UBS Finance Delaware LLC		04/20/09	0.550	801,000	800,767
					11,402,159
INSURANCE --	3.60%
Metlife Funding, Inc.		04/16/09	0.400	3,262,000	3,261,456

			TOTAL FINANCIALS --	16.19%	14,663,615
HEALTH CARE --
HEALTH EQUIPMENT & SUPPLIES --	2.84%
Becton, Dickinson & Co.		04/06/09	0.250	2,572,000	2,571,911

			TOTAL HEALTH CARE --	2.84%	2,571,911
MATERIALS --
CHEMICALS --	4.87%
Praxair, Inc.		04/13/09	0.350	4,418,000	4,417,484

			TOTAL MATERIALS --	4.87%	4,417,484

UTILITIES --
ELECTRIC UTILITIES --	1.41%
Midamerican Energy Co.		04/01/09	0.750	1,281,000	1,281,000

			TOTAL UTILITIES --	1.41%	1,281,000

			TOTAL COMMERCIAL PAPER --	27.11%
				(Cost $24,563,313)	24,563,313

			TOTAL INVESTMENTS --	100.01%
				(Cost $90,599,030)	90,599,030

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.01)%	(9,689)

			NET ASSETS --	100.00%	$ 90,589,341

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced and Money Market.

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Aggregate purchases and sales of investments for the three months ended March 31, 2009, other than commercial paper and short-term obligations, were as follows:

			Purchases		Sales

Growth			$ 2,574,758		$ 2,689,835
Equity Income			$ 284,598		$ 209,144
Balanced			$ 186,495		$ 460,657

Gross unrealized appreciation and depreciation as of March 31, 2009, based on the cost for federal income tax purposes is as follows:

					Net Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)

Growth		$ 17,669,402	$ 619,660	$ 5,364,251	($4,744,591)
Equity Income		$ 18,826,124	$ 550,585	$ 7,384,629	($6,834,044)
Balanced		$ 15,932,162	$ 421,820	$ 3,818,182	($3,396,362)

NOTE 3 - DISCLOSURE ABOUT FAIR VALUE OF ASSETS

Effective September 1, 2007, the funds adopted Statement of Financial Accounting Standards (FAS) 157. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of March 31, 2009:

ANIA Growth Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 13,957,197
Level 2 - Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
			$ 13,957,197
Total

ANIA Equity Income Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 12,891,983
Level 2 - Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
			$ 12,891,983
Total

ANIA Balanced Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 9,133,958
Level 2 - Significant Observable Inputs			4,901,995
Level 3 - Significant Unobservable Inputs			-
			$ 14,035,953
Total

ANIA Money Market Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			633
Level 2 - Significant Observable Inputs			$ 90,599,030
Level 3 - Significant Unobservable Inputs			-
			$ 90,599,663
Total

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.